Long-term debt	9 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt

Note 5 - Long-term debt

Long-term debt consists of the following:

	December 31, 2023	March 31, 2023
Loan from the director of ATGBA	$836	$845
Loan from an affiliate	193	-
Non-current portion of vehicle loan	112	124
	$1,141	$969

For additional information on the loan from the director of ATGBA, Mr. Vaibhav Rao, to a subsidiary company and loan from an affiliate, see Note 9 – Related Party Transactions - point (g) and (d), respectively.

Vehicle loan

On December 7, 2022, the Company entered into a vehicle loan, secured by the vehicle, for INR 11,450 (or approximately $138 at the exchange rate in effect on December 31, 2023) at 10.75% from Mercedes-Benz Financial Services India Pvt. Ltd. The Company is required to repay the loan in 48 monthly instalments beginning January 4, 2023.

As of December 31, 2023, the future maturities of debt by fiscal year are as follows:

2024	$3
2025	850
2026	15
2027	286
Total future maturities of debt	$1,154